Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2021

AICAP-QTLY-0321
1.813045.116

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Bailiwick of Jersey - 0.9%
Ferguson PLC	566,300	$65,752,406
Bermuda - 0.9%
IHS Markit Ltd.	730,200	63,585,816
Brazil - 0.9%
Magazine Luiza SA	14,250,700	65,817,741
Canada - 5.8%
Brookfield Asset Management, Inc. Class A	1,922,344	74,663,841
Canadian National Railway Co.	792,240	80,243,147
Canadian Pacific Railway Ltd.	216,500	72,740,614
Constellation Software, Inc.	54,280	66,124,183
Thomson Reuters Corp.	780,700	63,658,721
Topicus.Com, Inc. (a)(b)	88,304	332,313
Waste Connection, Inc. (Canada)	615,530	60,640,836

TOTAL CANADA		418,403,655

Cayman Islands - 10.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	772,560	196,098,905
JD.com, Inc. sponsored ADR (a)	922,700	81,834,263
Meituan Class B (a)	2,182,400	100,151,281
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	422,300	70,735,250
Sea Ltd. ADR (a)	255,100	55,282,721
Shenzhou International Group Holdings Ltd.	3,334,400	65,412,858
Tencent Holdings Ltd.	2,169,300	193,291,808

TOTAL CAYMAN ISLANDS		762,807,086

Denmark - 2.0%
DSV Panalpina A/S	446,444	69,903,022
ORSTED A/S (c)	394,000	75,024,965

TOTAL DENMARK		144,927,987

France - 11.3%
Air Liquide SA	505,070	82,602,702
Dassault Systemes SA	339,300	67,837,050
Edenred SA	1,040,881	56,551,724
Hermes International SCA	66,968	68,477,273
L'Oreal SA	235,620	82,891,195
LVMH Moet Hennessy Louis Vuitton SE	182,971	110,623,442
Pernod Ricard SA	381,300	72,046,534
Safran SA (a)	554,200	69,667,211
SR Teleperformance SA	191,600	62,825,872
VINCI SA	784,100	72,708,168
Worldline SA (a)(c)	750,200	63,782,989

TOTAL FRANCE		810,014,160

Germany - 6.5%
Delivery Hero AG (a)(c)	402,500	61,300,961
HelloFresh AG (a)	712,872	60,384,386
Infineon Technologies AG	1,937,300	77,615,217
Merck KGaA	400,700	66,959,308
Nemetschek Se	904,100	63,855,326
RWE AG	1,506,200	64,815,526
Vonovia SE	1,047,100	70,066,850

TOTAL GERMANY		464,997,574

Hong Kong - 2.4%
AIA Group Ltd.	8,133,800	98,067,232
Techtronic Industries Co. Ltd.	4,677,000	70,457,369

TOTAL HONG KONG		168,524,601

India - 1.9%
HDFC Bank Ltd. (a)	3,193,032	61,018,125
Reliance Industries Ltd.	2,993,900	75,687,814

TOTAL INDIA		136,705,939

Indonesia - 0.9%
PT Bank Central Asia Tbk	27,290,400	65,745,939
Ireland - 4.2%
Accenture PLC Class A	245,900	59,488,128
Aon PLC	286,700	58,228,770
Flutter Entertainment PLC (Ireland)	351,900	65,701,372
Kingspan Group PLC (Ireland) (a)	892,100	60,626,045
Linde PLC	247,200	60,662,880

TOTAL IRELAND		304,707,195

Italy - 1.1%
Enel SpA	8,279,900	82,119,987
Japan - 6.3%
Hoya Corp.	555,600	71,051,239
Keyence Corp.	143,668	77,001,494
Recruit Holdings Co. Ltd.	1,754,400	76,311,884
SMC Corp.	106,600	64,482,085
Sony Corp.	941,400	90,103,900
Tokyo Electron Ltd.	198,000	75,253,043

TOTAL JAPAN		454,203,645

Korea (South) - 5.1%
LG Chemical Ltd.	83,301	68,300,876
NAVER Corp.	223,620	68,582,212
Samsung Electronics Co. Ltd.	2,273,360	166,682,034
Samsung SDI Co. Ltd.	98,910	64,914,690

TOTAL KOREA (SOUTH)		368,479,812

Luxembourg - 0.8%
Spotify Technology SA (a)	187,600	59,094,000
Netherlands - 5.5%
Airbus Group NV	750,400	75,458,509
ASML Holding NV (Netherlands)	233,500	124,654,915
Ferrari NV	318,700	66,619,132
Wolters Kluwer NV	761,639	63,258,203
Yandex NV Series A (a)(d)	1,024,100	64,149,624

TOTAL NETHERLANDS		394,140,383

Portugal - 0.9%
Energias de Portugal SA	10,458,075	65,639,905
Spain - 3.9%
Aena Sme SA (a)(c)	408,600	63,122,536
Amadeus IT Holding SA Class A	1,075,400	68,657,080
Cellnex Telecom SA (c)	1,140,742	66,877,825
Iberdrola SA	5,955,679	80,839,747

TOTAL SPAIN		279,497,188

Sweden - 2.8%
Atlas Copco AB (A Shares)	1,338,000	72,590,981
Hexagon AB (B Shares)	722,883	63,323,523
Swedish Match Co. AB	827,900	64,002,417

TOTAL SWEDEN		199,916,921

Switzerland - 5.9%
Logitech International SA (Reg.)	643,845	67,120,344
Lonza Group AG	113,514	72,501,354
Nestle SA (Reg. S)	1,332,030	149,316,016
Partners Group Holding AG	54,460	64,471,591
Sika AG	255,832	69,619,620

TOTAL SWITZERLAND		423,028,925

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	9,556,000	201,889,426
United Kingdom - 4.8%
Ashtead Group PLC	1,381,600	69,908,462
Atlassian Corp. PLC (a)	228,915	52,909,124
Aveva Group PLC	1,298,566	64,692,810
Diageo PLC	2,150,100	86,320,476
London Stock Exchange Group PLC	590,700	70,125,005

TOTAL UNITED KINGDOM		343,955,877

United States of America - 10.4%
Adobe, Inc. (a)	126,300	57,942,651
Autodesk, Inc. (a)	76,790	21,303,850
Charter Communications, Inc. Class A (a)	96,900	58,872,564
MasterCard, Inc. Class A	199,650	63,147,299
MercadoLibre, Inc. (a)	30,500	54,275,055
Microsoft Corp.	272,500	63,209,100
Moody's Corp.	237,400	63,210,124
Netflix, Inc. (a)	113,400	60,373,026
NextEra Energy, Inc.	737,548	59,645,507
NICE Systems Ltd. sponsored ADR (a)(d)	236,700	61,844,976
NVIDIA Corp.	112,500	58,453,875
Thermo Fisher Scientific, Inc.	126,800	64,629,960
Visa, Inc. Class A	308,240	59,567,380

TOTAL UNITED STATES OF AMERICA		746,475,367

TOTAL COMMON STOCKS
(Cost $5,519,984,643)		7,090,431,535

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (e)	58,452,157	58,463,847
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	5,855,699	5,856,284
TOTAL MONEY MARKET FUNDS
(Cost $64,320,131)		64,320,131
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $5,584,304,774)		7,154,751,666
NET OTHER ASSETS (LIABILITIES) - 0.5%		34,262,856
NET ASSETS - 100%		$7,189,014,522

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,109,276 or 4.6% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,997
Fidelity Securities Lending Cash Central Fund	6,207
Total	$28,204

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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